Stockholders' Equity - Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Compensation expense	$ 150	$ 150	$ 480	$ 320	$ 470	$ 220
Non Management Directors
Stockholders' Equity
Compensation expense						200
Director and Consultants
Stockholders' Equity
Compensation expense	20	40	80	210	240
Employee
Stockholders' Equity
Compensation expense	$ 130	$ 110	$ 400	$ 110	$ 230	$ 20